Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Office buildings USD ($)	Dec. 31, 2012 Office buildings CNY	Dec. 31, 2011 Office buildings CNY	Dec. 31, 2012 Computer and equipment USD ($)	Dec. 31, 2012 Computer and equipment CNY	Dec. 31, 2011 Computer and equipment CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Office furniture and fixtures USD ($)	Dec. 31, 2012 Office furniture and fixtures CNY	Dec. 31, 2011 Office furniture and fixtures CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, Plant, and Equipment Disclosure [Line Items]
Property plant and equipment, gross				$ 10,831,640	67,482,202	64,488,993	$ 27,292,400	170,034,382	193,354,191	$ 2,486,704	15,492,417	7,903,060	$ 2,161,649	13,467,292	9,558,048	$ 1,515,780	9,443,462	13,012,578	$ 2,848,530	17,746,626	16,957,721	$ 0	0	1,150,000
Less: accumulated depreciation and amortization	(36,771,650)	(229,091,066)	(245,911,570)
Property plant and equipment, net	$ 10,365,053	64,575,315	60,513,021